Schedule of currency exposure (Details) - USD ($)		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		$ 634,882	$ 366,761	$ 252,399
Trade and other receivables		1,040,542	1,032,522
Financial assets		1,675,424	1,400,252
Trade and other payables		4,449,950	6,560,559
Borrowings	[1]	4,319,182	5,778,479
Lease liabilities		2,147,956	2,166,806
Financial liabilities		10,917,088	17,258,969
Net financial liabilities		(9,241,664)	(15,858,717)
Currency exposure of financial liabilities, net of those denominated in the Company’s functional currency		(9,241,664)	(15,858,717)
Prepaid forward purchase agreement			969
Deferred underwriting fee payable			2,753,125
SINGAPORE
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		270,772	248,391
Trade and other receivables		1,021,680	1,001,109
Financial assets		1,292,452	1,249,500
Trade and other payables		3,754,629	5,189,728
Borrowings		4,319,182	5,778,479
Lease liabilities		2,147,956	2,166,806
Financial liabilities		10,221,767	13,135,013
Net financial liabilities		(8,929,315)	(11,885,513)
Currency exposure of financial liabilities, net of those denominated in the Company’s functional currency		(8,929,315)	(11,885,513)
Prepaid forward purchase agreement
Deferred underwriting fee payable
UNITED STATES
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		362,977	118,370
Trade and other receivables		18,862	31,413
Financial assets		381,839	150,752
Trade and other payables		683,017	1,370,831
Borrowings
Lease liabilities
Financial liabilities		683,017	4,123,956
Net financial liabilities		(301,178)	(3,973,204)
Currency exposure of financial liabilities, net of those denominated in the Company’s functional currency		(301,178)	(3,973,204)
Prepaid forward purchase agreement			969
Deferred underwriting fee payable			$ 2,753,125
MALAYSIA
IfrsStatementLineItems [Line Items]
Cash and cash equivalents		1,133
Trade and other receivables
Financial assets		1,133
Trade and other payables		12,304
Borrowings
Lease liabilities
Financial liabilities		12,304
Net financial liabilities		(11,171)
Currency exposure of financial liabilities, net of those denominated in the Company’s functional currency		$ (11,171)

[1]	The 2023 comparative figures of the repayment schedule have been reclassified to be consistent with 2024 and aligned with the repayment schedules from the banks.